Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Investments

(2)        Investments

Realized gains (losses) on equity investments are computed using the specific identification method. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements must maximize the use of observable inputs and minimize the use of unobservable inputs.  There is a hierarchy of three levels of inputs that may be used to measure fair value:

Level 1 - quoted prices in active markets for identical assets or liabilities.

Level 2 - observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - unobservable inputs supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The aggregate amount of equity securities carried at cost, for which the Company has not elected the fair value option, was $2.6 million at December 31, 2012 and 2011. The remaining $24.8 million and $17.4 million in equity security investments at December 31, 2012 and 2011, respectively, are stated at fair value. The following table summarizes the bases used to measure certain assets at fair value on a recurring basis in the balance sheet at December 31, 2012 and 2011:

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
December 31, 2012:		Assets	Inputs	Inputs
Assets:	Fair Value	(Level 1)	(Level 2)	(Level 3)
Available-for-sale equity securities
Cement industry	$12,477,760	$12,477,760	$0	$0
General building materials industry	5,751,005	5,751,005	0	0
Oil and gas refining and marketing industry	6,532,981	6,532,981	0	0
Total assets measured at fair value	$24,761,746	$24,761,746	$0	$0

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
December 31, 2011:		Assets	Inputs	Inputs
Assets:	Fair Value	(Level 1)	(Level 2)	(Level 3)
Available-for-sale equity securities
Cement industry	$8,750,156	$8,750,156	$0	$0
General building materials industry	4,583,882	4,583,882	0	0
Oil and gas refining and marketing industry	3,631,747	3,631,747	0	0
Residential construction industry	442,015	442,015	0	0
Total assets measured at fair value	$17,407,800	$17,407,800	$0	$0

Cash and cash equivalents have carrying values that approximate fair value using Level 1 prices. Receivables, accounts payable and long-term debt have carrying values that approximate fair values using Level 2 inputs. The Company’s valuation techniques used to measure the fair value of its marketable equity securities were derived from quoted prices in active markets for identical assets (Level 1 inputs). Investments that are recorded at cost are evaluated quarterly for events that may adversely impact their carrying value.

There were no transfers between levels and there were no significant changes in the valuation techniques during the period ended December 31, 2012. No reconciliation (roll forward) of the beginning and ending balances for Level 3 is presented since the Company does not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 inputs) at either of the dates reported in the table above. The Company has no liabilities at either date requiring remeasurement to fair value on a recurring basis in the balance sheet. The Company has no additional assets or liabilities at either date requiring remeasurement to fair value on a non-recurring basis in the balance sheet.

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual trade lots of securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

Available-for-sale equity securities	Less than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
December 31, 2012	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Cement industry	$0	$0	$15,379	$2,737	$15,379	$2,737
Total	$0	$0	$15,379	$2,737	$15,379	$2,737

December 31, 2011
Cement industry	$517,188	$53,352	$12,900	$5,216	$530,088	$58,568
Residential construction
industry	0	0	6,310	4,413	6,310	4,413
Total	$517,188	$53,352	$19,210	$9,629	$536,398	$62,981

Impairment Analysis

The Company owns stock in two privately-owned companies accounted for by the cost method; one in the brick industry and the other in the ethanol production industry. These investments were evaluated at December 31, 2012 and 2011 for impairment. The evaluations of the ethanol production industry investment for each period’s impairment analysis were based on the specific identification of shares held and quoted prices in markets that are not active (Level 2) and no impairments were identified. Since there is not an active market for the brick industry investment, the Company relied on a discounted future net cash flow valuation (Level 3 inputs) of the issuer for each period’s impairment analysis to determine if the average cost of shares were impaired and no impairment was identified. As a result of those evaluations, the Company does not consider these cost-method investments to be impaired at December 31, 2012 or 2011.

December 31, 2012--The Company’s investments in marketable equity securities carried at fair value were evaluated every quarter for impairment by comparing the specifically identified cost of each investment to market price. As a result of these evaluations, the Company did not identify any other-than-temporary impairments in investments which would have resulted in a recognized loss in earnings of equity investments. The Company did identify some specific investments in available-for-sale equity securities that were not other-than-temporarily impaired resulting in the recognition of unrealized losses (see table above). These unrealized losses relate to investments in the common stock of one company in the cement industry. When the Company evaluated the impairment by comparing the specifically identified cost of each investment to market price as of January 25, 2013, the cement industry securities slightly recovered their temporary impairments. The Company evaluated the near-term prospects in relation to the severity of the impairments and the duration of the impairments. Based on that evaluation, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2012.

December 31, 2011--The Company’s investments in marketable equity securities carried at fair value were evaluated every quarter for impairment by comparing the specifically identified cost of each investment to market price. As a result of these evaluations, the Company identified a $0.4 million other-than-temporary impairment for the third quarter in its general building materials industry investments resulting in a recognized loss on equity investments. The fair value of those investments then became the new cost basis.

In its fourth quarter evaluation, the Company identified some specific investments in available-for-sale equity securities it believed were temporarily impaired resulting in unrealized losses (see 2011 information in table above).  These unrealized losses relate to investments in the common stock of four companies, one in the residential construction industry and three in the cement industry. When the Company evaluated the impairments by comparing the specifically identified cost of each investment to market price as of January 17, 2012, the residential construction industry securities had recovered approximately 34% of their December 31, 2011 temporary impairment. The investments in one company in the cement industry remained virtually unchanged while the equity securities of the other two cement industry companies recovered approximately 93% and 60% of their December 31, 2011 temporary impairments. Based on those evaluations, the Company did not consider the investments to be other-than-temporarily impaired at December 31, 2011.

Investment Results--The investment results for the years ended December 31, 2012 and 2011 are as follows for available-for-sale equity securities carried at fair value:

	Amortized	Gross Unrealized Holding		Fair
December 31, 2012	Cost	Gains	Losses	Value
Available-for-sale equity securities
Cement industry	$4,190,000	$8,290,000	$0	$12,480,000
General building materials industry	3,600,000	2,150,000	0	5,750,000
Oil and gas refining and marketing industry	470,000	6,060,000	0	6,530,000
Total available-for-sale equity securities	$8,260,000	$16,500,000	$0	$24,760,000
Less: Deferred taxes on unrealized holding gains		6,600,000
Unrealized gains recorded in equity, net of deferred tax		$9,900,000

	Amortized	Gross Unrealized Holding		Fair
December 31, 2011	Cost	Gains	Losses	Value
Available-for-sale equity securities
Cement industry	$5,985,000	$2,765,000	$0	$8,750,000
General building materials industry	3,819,000	765,000	0	4,584,000
Oil and gas refining and marketing industry	782,000	2,850,000	0	3,632,000
Residential construction industry	302,000	140,000	0	442,000
Total available-for-sale equity securities	$10,888,000	$6,520,000	$0	$17,408,000
Less: Deferred taxes on unrealized holding gains		2,608,000
Unrealized gains recorded in equity, net of deferred tax		$3,912,000

Investment-related cash flow information for December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Proceeds from sale of equity securities	$6,799,194	$8,287,182	$412,532
Realized gain (loss) on equity securities	4,173,141	5,051,406	(79,793)
Realized losses due to other-than-temporary
impairment of equity securities	0	(415,287)	(858,787)